Finance Costs	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
FINANCE COSTS [Text Block]
11. FINANCE COSTS

Finance costs are primarily related to interest and accretion expense on the Company’s debt facilities, lease liabilities and accretion of decommissioning liabilities. The Company’s finance costs in the year are summarized as follows:

	Year Ended December 31,
	2021	2020
Debt facilities(1) (Note 20)	$10,541	$10,593
Lease liabilities (Note 21)	2,013	1,479
Loss on settlement of senior convertible note(2) (Note 20(a))	4,642	—
Accretion of decommissioning liabilities	3,228	2,362
Silver sales and other	580	339
	$21,004	$14,773
(1) During the year ended December 31, 2021, finance costs for debt facilities include non-cash accretion expense of $7.2 million (2020 - $6.8 million).
(2) In December 2021, the Company closed an offering of $200.0 million aggregate principal amount of unsecured senior convertible notes plus an additional over-allotment option of $30 million which it used to repurchase the outstanding 2018 senior convertible notes (Note 20 (a)). The repurchase generated a loss due to the difference between the cash paid to repurchase and cancel the 2018 senior convertible notes, compared to the carrying value of the notes on the date of settlement.